FVIT Index Managed Risk Portfolio

Class II shares

1-877-881-7735

www.Forethought.com

Summary Prospectus     October 17, 2013

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated October 17, 2013, are incorporated by reference into this Summary Prospectus. You can obtain these documents and other information about the Fund online at www.geminifund.com/ForethoughtDocuments. You can also obtain these documents at no cost by calling 1-866-672-3863 or by sending an email request to orderFVIT@geminifund.com.

Investment Objectives: The Portfolio seeks to provide income and capital appreciation while seeking to manage volatility.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable insurance contract. If they were included, your costs would be higher. Please refer to your variable annuity or insurance contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.15%
Acquired Fund Fees and Expenses(2)	0.14%
Total Annual Portfolio Operating Expenses	1.09%
Fee Waiver and/or Reimbursement(3)	(0.04)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.05%

(1)

Estimated for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio’s financial statements.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(3)

The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2015, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.91% of average daily net assets attributable to the Portfolio’s shares.  The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.  This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$107	$343

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. As the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Principal Investment Strategies:  The Portfolio is a “fund of funds,” which seeks to achieve its objective by investing in a combination of unaffiliated Exchange Traded Funds (“ETFs”) and/or unaffiliated mutual funds (collectively, the “Underlying Funds”) offered through a different prospectus, while seeking to manage portfolio volatility and provide downside risk management primarily through the use of direct investments in exchange traded future contracts. The Portfolio has a policy to invest, under normal circumstances, at least 80% of the value of its net assets in Underlying Funds that seek to track the performance of a particular securities index. The Portfolio intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

The Portfolio invests in a mix of Underlying Funds that hold equity and fixed income securities.  The mix of Underlying Funds will vary with market conditions and the investment adviser’s assessment of the Underlying Funds’ relative attractiveness as investment opportunities.  Under normal circumstances, the adviser generally expects to invest approximately 55% of the Portfolio’s assets in equity-based Underlying Funds, and approximately 45% of the Portfolio’s assets in fixed income-based Underlying Funds, although the adviser may modify the target allocation from time to time.  Modifications in the allocations to the Underlying Funds are based on techniques that may include technical, qualitative, quantitative and momentum analysis of the market.  The Portfolio will include, but is not limited to, Underlying Funds that also employ an active investment style.

The Underlying Funds’ investments will focus on investments in securities listed on domestic and foreign equity indices with growth and value styles, with a smaller percentage of assets allocated to domestic fixed income indices including U.S. treasuries, mortgage-backed securities and inflation-indexed indices. An Underlying Fund may invest a large percentage of its assets in indices located in a single country, a small number of countries, or a particular geographic region.  As a result of its investments in the Underlying Funds, the Portfolio indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. In addition, the Underlying Funds may invest in debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds’ adviser or unrated but determined to be of equivalent quality by the Underlying Funds’ adviser). Such securities are sometimes referred to as “junk bonds.”

The Portfolio's adviser seeks to reduce return volatility by employing a sub-adviser, Milliman Financial Risk Management LLC (“Milliman”), to execute a managed risk strategy. The sub-adviser’s managed risk strategy consists of using hedge instruments to reduce the downside risk of the majority of the Portfolio's securities. These hedge instruments may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other hedge instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy.  The sub-adviser may also buy or sell futures contracts based on one or more market indices in an attempt to maintain the Portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual futures contracts that it believes will have prices that are highly correlated (negatively) to the Portfolio's positions. These instruments are selected based on Milliman’s analysis of the relation of various equity indexes to the overall exposure of the Portfolio. In addition, Milliman will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions.  The sub-adviser adjusts futures positions to manage overall net Portfolio risk exposure.

During periods of rising security prices, the amount of futures contracts increases over time to preserve gains on the Portfolio's positions and exposures. During a market decline, the Portfolio’s adviser expects that the value of the Portfolio's positions and exposures will decrease while the futures contracts will increase in value. Following declines, a downside rebalancing strategy will be used to decrease the amount of futures contracts used to protect the Portfolio. The sub-adviser also adjusts futures positions to realign individual hedges when the adviser rebalances the Portfolio's asset allocation profile. Depending on market conditions, scenarios may occur where the Portfolio has no long or short positions in any futures contracts.

Milliman will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the Portfolio. Even in periods of low volatility in the equity markets, Milliman will continue to use the hedging strategy to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the Portfolio’s net economic exposure to equity securities. The Portfolio’s investment in exchange-traded futures and their accompanying costs could limit the Portfolio’s gains in rising markets relative to those of the Underlying Funds, or to those of unhedged funds in general.

The adviser utilizes a “manager of managers” structure in which the adviser retains sub-advisers to select investments for the Portfolio.  The Portfolio and the adviser were granted an exemptive order from have requested that the Securities and Exchange Commission grant an exemptive order (the “Manager of Managers Order”) that would allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval. Within 90 days after hiring any new sub-adviser, the Portfolio’s shareholders will receive information about the new sub-advisory relationship.

The Portfolio is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the Underlying Funds, the Portfolio owns a diversified mix of equity and fixed-income securities.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

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Asset Allocation:  The Underlying Funds’ percentage allocations among its investments could cause the Portfolio to underperform relative to relevant benchmarks and other mutual funds with similar investment objectives.

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Credit Risk:  Issuers might not make payments on debt securities, resulting in losses.  Credit quality of securities may be lowered if an issuer's financial condition changes, also resulting in losses.

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Derivatives Risk:  The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

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Futures:  A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

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Hedging:  Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the managed risk strategy may not effectively protect the Portfolio from market declines and will limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the Underlying Funds and other mutual funds with similar investment objectives in certain rising market conditions.

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Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests.  Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

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ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Portfolio.  As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance.

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Fixed Income Risk:  The value of bonds and other fixed income securities will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

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Foreign Currency Risk:  Foreign equity securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk.  Market risk results from adverse changes in exchange rates.  Country risk arises because a government may interfere with transactions in its currency.

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Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

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Growth Stock Risk: Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

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Junk Bond Risk:  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio's share price.

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Limited History of Operation:  The Portfolio has a limited history of operation for investors to evaluate.

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Management Risk:  Investments in Underlying Funds that are actively selected by the adviser, and the strategies employed by the sub-adviser, may not produce the desired results, and may result in losses to the Portfolio.

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Market Risk:  Overall securities market risks may affect the value of individual Underlying Funds. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

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Non-Diversification Risk. The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

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Portfolio Structure: The Portfolio invests in Underlying Funds and incurs expenses related to each Underlying Fund. In addition, investors in the Portfolio will incur fees to pay for certain expenses related to the operations of the Portfolio. An investor holding an Underlying Fund directly would incur lower overall expenses but would not receive the benefit of the adviser’s active management of the Portfolio or the specific managed risk strategy offered in this Portfolio.

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Short Positions:  Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

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Underlying Fund Risks:  Because the Portfolio’s investments include shares of the Underlying Funds, the Portfolio’s risks include the risks of each Underlying Fund. For this reason, it is important to understand the risks associated with investing both in the Portfolio include the risks of investing in each Underlying Fund.  The Underlying Funds in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track.

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Value Stock Risk: Value stocks involve the risk that they may never reach what the Underlying Fund manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio’s performance may sometimes be lower or higher than that of other types of mutual funds (such as those emphasizing growth stocks).

Performance: Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling the Portfolio toll-free at
1-877-881-7735.

Investment Adviser:  Forethought Investment Advisors, LLC

Investment Adviser Portfolio Managers:  Eric Todd, CFA, President of the adviser, and Cameron Jeffreys, CFA, Vice President and Senior Research Analyst of the adviser, have served as portfolio managers since the Portfolio commenced operations in 2013.

Sub-Adviser:  Milliman Financial Risk Management LLC

Sub-Adviser Portfolio Manager:  Adam Schenck, CFA, FRM is the Portfolio Manager of the sub-adviser and has served as a portfolio manager since the Portfolio commenced operations in 2013.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open, or as permitted under your insurance contract, separate account or retirement plan.

Tax Information:  It is the Portfolio's intention to distribute income and gains to the separate accounts.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized by the separate accounts with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to a contract owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Other Financial Intermediaries:  The Portfolio or the adviser may pay an insurance company and other intermediaries for the sale of Portfolio shares and/or other services.  These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend a variable contract and the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.